Inventories, Net - Summary of Inventories, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Inventory, Net [Abstract]
Raw materials	$ 3,855,803	$ 3,242,149
Work-in-progress	3,504,585	1,871,933
Finished goods	6,472,104	4,318,847
Inventories	$ 13,832,492	$ 9,432,929